[Letterhead of Wachtell, Lipton, Rosen & Katz]

November 30, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    Draft Registration Statement on Form S-1 for NRE Delaware, Inc.: Confidential Submission

Ladies and Gentlemen:

On behalf of our client, NRE Delaware, Inc. (“Newmark”), a Delaware corporation and a wholly owned subsidiary of BGC Partners, Inc., we are submitting confidentially to the U.S. Securities and Exchange Commission a draft registration statement on Form S-1 (the “Registration Statement”) for the proposed initial public offering of Class A common stock, par value $0.01 per share, of Newmark.

As described in the draft Registration Statement, Newmark is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012, because its “total annual gross revenues” for the most recently completed fiscal year ending December 31, 2015 is less than $1 billion. As an “emerging growth company,” Newmark plans to present two full years of audited financial statements in the Registration Statement at the time of effectiveness: one for 2015 and one for 2016. Pursuant to the Fixing America’s Surface Transportation (FAST) Act, Newmark has not included audited financial statements for 2014 in the draft Registration Statement because Newmark reasonably expects that such period will not be required to be included in the effective Registration Statement.

Wachtell, Lipton, Rosen & Katz

U.S. Securities and Exchange Commission

November 30, 2016

In addition, on behalf of Newmark, we hereby notify the Staff that Newmark has chosen not to take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act of 1933, as amended, for complying with new or revised accounting standards.

If you have any questions regarding this confidential submission or need any hard copies of the submission, please contact the undersigned at (212) 403-1394, or my colleague Raaj Narayan at (212) 403-1349, or, at Morgan, Lewis & Bockius LLP, Christopher T. Jensen at (212) 309-6134 or George G. Yearsich at (202) 739-5255.

Very truly yours,

/s/ David K. Lam

David K. Lam

cc:	James R. Ficarro, Chief Operating Officer (NRE Delaware, Inc.)
Stephen M. Merkel, General Counsel and Secretary (BGC Partners, Inc.)